MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Managed Portfolio Series
Tortoise MLP & Pipeline Fund
Tortoise Energy Evolution Fund
Tortoise MLP & Energy Income Fund
Tortoise MLP & Energy Infrastructure Fund
(together, the “Funds”)
August 21, 2020

EXPLANATORY NOTE

On behalf of the Tortoise MLP & Pipeline Fund, Tortoise Energy Evolution Fund, Tortoise MLP & Energy Income Fund, and Tortoise MLP & Energy Infrastructure Fund each a series of Managed Portfolio Series (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on August 10, 2020; such form of Supplement (Accession Number 0000894189-20-006137) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE